Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 February 2013	Oct. 01, 2007 February 2013	Dec. 31, 2012 February 2013 Commitment
Commitment And Contingencies [Line Items]
Effective date of agreement				Oct. 01, 2007
Extended agreement term				3 years
Agreement expiration Date				31-Dec-20
Purchase amount of commitments				$ 2,500,000,000	$ 1,000,000,000
Purchase amount of commitments						100,000,000
Total expenses incurred under operating leases	88,000,000	97,000,000	96,000,000
Recognized rental income received under subleases	8,000,000	10,000,000	13,000,000
Aggregate future proceeds under non-cancelable subleases	40,000,000
Letters of credit issued and outstanding	$ 13,000,000	$ 19,000,000